Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and intangible assets in 2019:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2019	35 700	16 167	2 980	6 253	35 412	5 960	2 253	69 025

Cost of assets related to discontinued operations [1]	– 9 000	– 249	– 2 980	– 5 369	– 4 440	– 5 960	– 572	– 19 570

Cost of assets related to disposal group held for sale, net [2]		– 1			4			3

Impact of business combinations	186	342			3 550		22	3 914

Reclassifications [3]		– 9 069			9 069

Additions [4]		265			243		259	767

Disposals and derecognitions [5]		– 75			– 544		– 436	– 1 055

Currency translation effects	– 61	49			254		32	335

December 31, 2019	26 825	7 429		884	43 548		1 558	53 419

Accumulated amortization
January 1, 2019	– 406	– 1 120		– 4 758	– 21 218	– 1 906	– 1 304	– 30 306

Accumulated amortization/impairments on assets related to discontinued operations [1]	101	3		4 184	2 592	1 906	128	8 813

Amortization charge [6]				– 42	– 2 657		– 137	– 2 836

Accumulated impairments on disposals and derecognitions [5]		70			494		419	983

Impairment charge [6]		– 984		– 105	– 54		– 32	– 1 175

Reversal of impairment charge		37						37

Currency translation effects	4	– 11			– 126		– 11	– 148

December 31, 2019	– 301	– 2 005		– 721	– 20 969		– 937	– 24 632

Net book value at December 31, 2019	26 524	5 424		163	22 579		621	28 787

[1] Represents the cost of assets and accumulated amortization at January 1, 2019, related to the Alcon business reported as discontinued operations. Notes 1, 2 and 30 provide information related to discontinued operations.

[2] Note 2 provides additional disclosures related to assets of disposal group held for sale.
[3] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development, and completion of software development
[4] No addition in the disposal group held for sale for the period from January 1, 2019 to December 31, 2019
[5] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use
[6] No amortization or impairment charges related to the disposal group held for sale for the period from January 1, 2019, to December 31, 2019.
The following table summarizes the movements of goodwill and intangible assets in 2018:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2018	32 179	6 462	2 980	6 638	34 105	5 960	1 852	57 997

Cost of assets related to disposal group held for sale [1]		– 9		– 276	– 1 116		– 2	– 1 403

Impact of business combinations	4 084	10 224			2 531		1	12 756

Reclassifications [2]		– 697			479		218

Additions [3]		477		2	728		385	1 592

Disposals and derecognitions [4]		– 214		– 70	– 928		– 183	– 1 395

Impairment charge [5]	– 183

Currency translation effects	– 380	– 76		– 41	– 387		– 18	– 522

December 31, 2018	35 700	16 167	2 980	6 253	35 412	5 960	2 253	69 025

Accumulated amortization
January 1, 2018	– 429	– 1 170		– 4 268	– 19 631	– 1 668	– 1 263	– 28 000

Accumulated amortization/impairments on assets related to disposal group held for sale [1]		2		107	816			925

Amortization charge [6]				– 570	– 2 521	– 238	– 310	– 3 639

Accumulated impairments on disposals and derecognitions[4]		209			791		257	1 257

Impairment charge [5]		– 167		– 53	– 825		– 4	– 1 049

Currency translation effects	23	6		26	152		16	200

December 31, 2018	– 406	– 1 120		– 4 758	– 21 218	– 1 906	– 1 304	– 30 306

Net book value at December 31, 2018	35 294	15 047	2 980	1 495	14 194	4 054	949	38 719

[1] Note 2 provides additional disclosures related to assets of disposal group held for sale.
[2] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development, and completion of software development
[3] No addition in the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale
[4] Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use
[5] Impairment charges related to the disposal group held for sale for the write-down of the allocated goodwill were USD 183 million and for the currently marketed products were USD 37 million (thereof USD 9 million recognized for the period from January 1, 2018, to the date of reclassification to assets held for sale). For amortization related to discontinued operations, refer to Note 30.

[6] Amortization related to the disposal group held for sale for the period from January 1, 2018, to the date of reclassification to assets held for sale was USD 45 million.

Allocation of net book values of goodwill and intangible assets by reporting segment
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	18 750	5 339	7	21 720	520	27 586

Sandoz	7 767	85	156	859	25	1 125

Corporate	7				76	76

Net book value at December 31, 2019	26 524	5 424	163	22 579	621	28 787

The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2018: [1]
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Innovative Medicines	18 551	14 377		6	11 228		431	26 042

Sandoz	7 837	419		304	1 115		37	1 875

Alcon [1]	8 899	246	2 980	1 185	1 851	4 054	363	10 679

Corporate	7	5					118	123

Net book value at December 31, 2018	35 294	15 047	2 980	1 495	14 194	4 054	949	38 719

[1] From February 28, 2019, the Alcon Division was reported as discontinued operations (see Notes 1, 2 and 30). In accordance with IFRS, the December 31, 2018, consolidated balance sheet includes the assets and liabilities of the Alcon eye care devices business and certain Corporate assets and liabilities attributable to the Alcon business. Note 30 provides additional information on discontinued operations.

Assumptions used in the calculation of valuation
(As a percentage)	Innovative Medicines	Sandoz

Terminal growth rate	1.5	2.0

Discount rate (post-tax)	6.5	6.5

Intangible asset impairment charges
(USD millions)	2019	2018	2017

Innovative Medicines [1]	– 669	– 592	– 591

Sandoz [2]	– 506	– 249	– 61

Total	– 1 175	– 841	– 652

[1] 2019 includes an impairment of USD 416 million related to the write-down of IPR&D acquired through the 2015 Spinifex Pharmaceuticals Inc. acquisition and USD 108 million write-down related to cessation of clinical development program MOR106 for atopic dermatitis.

2018 includes an impairment of USD 400 million related to a partial write-down of the Votrient currently marketed product.

2017 includes an impairment of USD 465 million related to the write-down of the Serelaxin IPR&D.

[2] 2019 includes impairment of USD 442 million related to the write-down of IPR&D related to the discontinuation of the generic Advair® development program.

2018 includes impairments of USD 220 million related to the write-down of the allocated goodwill (USD 183 million) and the currently marketed products (USD 37 million) related to the pending divestment of the Sandoz US dermatology business and generic US oral solids portfolio. See Note 2.